PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2012	2011
Cost:
Buildings (including facility infrastructure)	$311,089	$312,804
Machinery and equipment	1,359,395	1,275,907
	1,670,484	1,588,711
Accumulated depreciation:
Buildings (including facility infrastructure)	(156,662)	(139,541)
Machinery and equipment	(1,079,354)	(950,487)
	(1,236,016)	(1,090,028)

	$434,468	$498,683